Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	001-42270
Entity Registrant Name	ZENAS BIOPHARMA, INC.
Entity Central Index Key	0001953926
Entity Tax Identification Number	93-2749244
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	852 Winter Street
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	857
Local Phone Number	271-2954
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ZBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false